Notes Receivable - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Minimum | Unsecured Notes Receivable
Accounts Notes And Loans Receivable [Line Items]
Notes receivable, interest	3.25%
Minimum | Three of Unsecured Notes Receivable
Accounts Notes And Loans Receivable [Line Items]
Notes receivable, interest			3.50%
Maximum | Unsecured Notes Receivable
Accounts Notes And Loans Receivable [Line Items]
Notes receivable, interest	5.50%
Maximum | Three of Unsecured Notes Receivable
Accounts Notes And Loans Receivable [Line Items]
Notes receivable, interest		4.00%